VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 101.0%
Austria: 0.7%
Verbund AG 11,290 $ 798,193
Underline
Brazil: 3.9%
Centrais Eletricas Brasileiras
SA (ADR) † 431,607 3,064,410
Cia Energetica de Minas
Gerais (ADR) 512,070 901,243
Cia Paranaense de Energia -
Copel (ADR) † 80,601 589,193
4,554,846
Canada: 3.3%
Boralex, Inc. † 28,339 569,438
Brookfield Renewable Corp.
(USD) † 34,897 974,324
Innergex Renewable Energy,
Inc. † 52,468 493,238
Northland Power, Inc. † 84,544 1,155,449
TransAlta Corp. (USD) † 74,789 699,277
3,891,726
Chile: 0.6%
Enel Americas SA 6,740,523 654,244
Underline
China: 20.1%
BYD Co. Ltd. (HKD) 157,000 7,951,108
China Everbright
Environment Group Ltd.
(HKD) † 1,094,000 484,164
China Longyuan Power
Group Corp. Ltd. (HKD) 753,000 604,287
Daqo New Energy Corp.
(ADR) * † 18,593 336,719
GCL Technology Holdings
Ltd. (HKD) * † 7,754,000 980,156
Li Auto, Inc. (ADR) * † 163,377 4,117,100
NIO, Inc. (ADR) * † 527,800 2,010,918
Xinyi Solar Holdings Ltd.
(HKD) † 2,124,000 820,863
XPeng, Inc. (ADR) * 241,037 4,994,287
Zhejiang Leapmotor
Technology Co. Ltd. (HKD)
144A * 194,800 1,263,938
23,563,540
Denmark: 7.2%
Orsted AS 144A * 66,033 2,880,790
ROCKWOOL International
A/S 2,913 1,206,229
Vestas Wind Systems A/S * 313,731 4,335,879
8,422,898
France: 1.0%
Neoen SA 144A 27,331 1,176,490
Underline
Germany: 0.6%
Nordex SE * 43,744 674,831
Underline
Ireland: 2.8%
Kingspan Group Plc 41,259 3,329,439
Underline
Italy: 7.4%
Enel SpA 1,021,800 8,274,806
Number
of Shares Value
Italy (continued)
ERG SpA † 19,414 $ 368,398
8,643,204
Japan: 0.8%
Horiba Ltd. 12,984 874,194
Underline
New Zealand: 3.0%
Contact Energy Ltd. 261,821 1,359,927
Mercury NZ Ltd. 234,482 746,035
Meridian Energy Ltd. 445,777 1,413,808
3,519,770
Portugal: 0.8%
EDP Renovaveis SA * † 105,263 876,111
Underline
South Korea: 2.1%
Hanwha Solutions Corp. 34,201 431,689
Samsung SDI Co. Ltd. 16,082 2,078,323
2,510,012
Spain: 8.6%
Acciona SA 8,425 1,101,566
Iberdrola SA 557,238 8,989,174
10,090,740
Sweden: 1.6%
Nibe Industrier AB † 504,108 1,918,656
Underline
Switzerland: 0.4%
Landis+Gyr Group AG 8,577 509,807
Underline
Taiwan: 0.5%
Simplo Technology Co. Ltd. 54,000 611,957
Underline
United Kingdom: 1.3%
Drax Group Plc 102,790 776,820
Johnson Matthey Plc 45,697 784,899
1,561,719
United States: 34.3%
Bloom Energy Corp. * † 49,863 980,307
EnerSys 10,322 945,289
Enphase Energy, Inc. * 35,143 2,180,623
First Solar, Inc. * 26,534 3,354,694
HA Sustainable
Infrastructure Capital, Inc. † 26,230 766,965
Installed Building Products,
Inc. 6,007 1,029,960
Lucid Group, Inc. * † 433,855 1,049,929
NextEra Energy, Inc. 131,252 9,304,454
Ormat Technologies, Inc. † 16,050 1,135,859
Owens Corning 23,290 3,326,278
Plug Power, Inc. * † 222,832 300,823
QuantumScape Corp. * † 137,133 570,473
Rivian Automotive, Inc. * † 266,532 3,318,323
Sunrun, Inc. * † 52,114 305,388
Tesla, Inc. * 38,578 9,997,875
TopBuild Corp. * 5,611 1,711,074
40,278,314
Total Common Stocks
(Cost: $162,853,825) 118,460,691

VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.2%
Money Market Fund: 6.2%
(Cost: $7,221,771)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 7,221,771 $ 7,221,771
Total Investments: 107.2%
(Cost: $170,075,596) 125,682,462
Liabilities in excess of other assets: (7.2)% (8,397,771)
NET ASSETS: 100.0% $ 117,284,691
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $21,946,359.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,321,218, or 4.5% of net assets.